SUPPLEMENTAL BALANCE SHEET INFORMATION	12 Months Ended
Sep. 30, 2012
SUPPLEMENTAL BALANCE SHEET INFORMATION
SUPPLEMENTAL BALANCE SHEET INFORMATION

NOTE 11 SUPPLEMENTAL BALANCE SHEET INFORMATION

        The following reflects the activity in our reserve for bad debt for 2012, 2011 and 2010:

	September 30,
	2012	2011	2010
	(in thousands)
Reserve for bad debt:
Balance at October 1,	$776	$830	$659
Provision for (recovery of) bad debt	205	106	206
Write-off of bad debt	(39)	(160)	(35)

Balance at September 30,	$942	$776	$830

        Accounts receivable, prepaid expenses, accrued liabilities and long-term liabilities at September 30 consist of the following:

	September 30,
	2012	2011
Prepaid expenses and other:
Restricted cash	$28,989	$16,015
Prepaid insurance	15,522	10,117
Deferred mobilization	19,809	8,512
Prepaid value added tax	1,470	3,884
Other	8,903	11,208

Total prepaid expenses and other	$74,693	$49,736

Accrued liabilities:
Accrued operating costs	$37,645	$50,415
Payroll and employee benefits	52,187	43,077
Taxes payable, other than income tax	35,842	37,789
Accrued income taxes	1,325	17,075
Deferred mobilization	13,351	11,281
Self-insurance liabilities	5,611	5,452
Deferred income	11,280	4,073
Other	19,374	23,736

Total accrued liabilities	$176,615	$192,898

Noncurrent liabilities—Other:
Pension and other non-qualified retirement plans	$40,142	$50,225
Self-insurance liabilities	12,385	13,780
Deferred mobilization	19,364	12,033
Deferred income	6,766	10,569
Uncertain tax positions including interest and penalties	12,184	9,829
Other	7,552	7,849

Total noncurrent liabilities—other	$98,393	$104,285